LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.19%
INVESTMENT COMPANY–96.19%
Equity Fund–96.19%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	26,074,592	$865,520,019
Total Affiliated Investment (Cost $413,836,417)		865,520,019

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.56%
INVESTMENT COMPANY–3.56%
Money Market Fund–3.56%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	32,045,521	$32,045,521
Total Unaffiliated Investment (Cost $32,045,521)		32,045,521

TOTAL INVESTMENTS–99.75% (Cost $445,881,938)	897,565,540
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,211,291
NET ASSETS APPLICABLE TO 51,757,191 SHARES OUTSTANDING–100.00%	$899,776,831

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	CME British Pound Currency Futures	$84,069	$83,990	12/15/25	$79	$—
1	CME Euro Foreign Exchange Currency Futures	147,400	147,384	12/15/25	16	—
1	CME Japanese Yen Currency Futures	85,175	85,103	12/15/25	72	—
					167	—
Equity Contracts:
91	CME E-mini S&P 500 Index Futures	30,661,313	30,003,880	12/19/25	657,433	—
12	CME E-mini S&P MidCap 400 Index Futures	3,943,440	3,940,116	12/19/25	3,324	—
2	Eurex EURO STOXX 50 Futures	130,108	129,578	12/19/25	530	—
					661,287	—
Total Futures Contracts					$661,454	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.19%@
Equity Fund-96.19%@
✧✧LVIP SSGA S&P 500 Index Fund	$864,380,729	$58,223,289	$130,988,558	$34,951,353	$38,953,206	$865,520,019	26,074,592	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Large Cap Managed Volatility Fund–2